NON-CASH SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangements [Abstract]
Schedule of Options Award Activity	Options Awards
The following table summarizes Options award activity for the respective periods presented:

	Number of Options(a)	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	1,151	$8.50
Granted	—	—
Exercised(b)	(41)	6.60
Forfeited	(15)	11.80
Balance as of December 31, 2021	1,095	$8.53
Granted	—	—
Exercised(b)	(399)	6.60
Forfeited	(320)	11.30
Balance as of December 31, 2022	376	$8.21
Granted	—	—
Exercised(b)	(2)	6.60
Forfeited	(153)	8.25
Balance as of December 31, 2023	221	$8.20
(a)As of December 31, 2023, 2022 and 2021, 162, 19 and 202 Options were exercisable, respectively. As of December 31, 2023 all remaining
Options outstanding have an exercise price ranging from £16.80 to £24.00 and a weighted average remaining contractual life of 4.6 years.
(b)The weighted average exercise date share price was $24.29, $32.35 and $34.80 for Options exercised during 2023, 2022 and 2021, respectively.

Schedule of RSU and PSU Awards Activity	The following table summarizes RSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	172	$23.76
Granted	77	31.72
Vested	(38)	23.27
Forfeited	(4)	26.38
Balance as of December 31, 2021	207	$26.76
Granted	199	27.70
Vested	(64)	25.92
Forfeited	(4)	27.24
Balance as of December 31, 2022	338	$27.47
Granted	253	22.35
Vested	(181)	23.08
Forfeited	(102)	27.54
Balance as of December 31, 2023	308	$25.82
The following table summarizes PSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	221	$25.15
Granted	124	21.64
Vested	—	—
Forfeited	(4)	23.06
Balance as of December 31, 2021	341	$23.90
Granted	232	28.04
Vested	—	—
Forfeited	(4)	26.07
Balance as of December 31, 2022	569	$25.57
Granted	349	16.66
Vested	(216)	23.85
Forfeited	(90)	20.30
Balance as of December 31, 2023	612	$21.87

Schedule of Valuation Inputs	The inputs to the Monte Carlo model included the following for PSUs granted during the respective periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Risk-free rate of interest	3.3%	1.3%	0.2%
Volatility(a)	31%	37%	35%
Correlation with comparator group range	0.01 - 0.30	0.01 - 0.36	0.02 - 0.36
(a)Volatility utilizes the historical volatility for the Group’s share price.

Schedule of Share-based Compensation Expense	The following table presents the share-based compensation expense for the respective periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Options	$292	$(749)	$2,115
RSUs	2,833	4,210	2,346
PSUs	3,335	4,590	2,939
ESPP	34	—	—
Total share-based compensation expense	$6,494	$8,051	$7,400